Fixed Assets, Net (Details Narrative) (10-K) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Depreciation and amortization expense		$ 33,200	$ 66,000
Proceeds from sale of warehouse and refrigeration equipment	$ 407,198
Gain on sale of equipment		$ 343,181